Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Certain Information with Respect to Segments
Set forth in the tables below is certain information with respect to the Company’s segments, as described above (in millions):

For the Year Ended December 31, 2022	Retail Annuities	Closed Life and Annuity Blocks	Institutional Products	Corporate and Other	Total Consolidated
Operating Revenues
Fee income	$4,108	$474	$—	$—	$4,582
Premiums	10	111	—	—	121
Net investment income	394	706	312	55	1,467
Income (loss) on operating derivatives	17	31	(22)	14	40
Other income	42	35	—	7	84
Total Operating Revenues	4,571	1,357	290	76	6,294

Operating Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	59	811	—	—	870
Interest credited on other contract holder funds, net of deferrals and amortization	247	407	201	—	855
Interest expense	32	—	5	—	37
Operating costs and other expenses, net of deferrals	2,174	129	5	25	2,333
Amortization of deferred acquisition costs	434	6	—	12	452
Total Operating Benefits and Expenses	2,946	1,353	211	37	4,547

Pretax Adjusted Operating Earnings	$1,625	$4	$79	$39	$1,747

For the Year Ended December 31, 2021	Retail Annuities	Closed Life and Annuity Blocks	Institutional Products	Corporate and Other	Total Consolidated
Operating Revenues
Fee income	$4,636	$492	$—	$—	$5,128
Premiums	15	119	—	—	134
Net investment income	686	950	260	56	1,952
Income (loss) on operating derivatives	52	72	(3)	32	153
Other income	47	39	—	7	93
Total Operating Revenues	5,436	1,672	257	95	7,460

Operating Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	13	838	—	—	851
Interest credited on other contract holder funds, net of deferrals and amortization	219	420	188	—	827
Interest expense	22	—	—	—	22
Operating costs and other expenses, net of deferrals	2,455	181	5	48	2,689
Amortization of deferred acquisition costs	197	14	—	34	245
Total Operating Benefits and Expenses	2,906	1,453	193	82	4,634

Pretax Adjusted Operating Earnings	$2,530	$219	$64	$13	$2,826

For the Year Ended December 31, 2020	Retail Annuities	Closed Life and Annuity Blocks	Institutional Products	Corporate and Other	Total Consolidated
Operating Revenues
Fee income	$3,806	$513	$—	$—	$4,319
Premiums	27	143	—	—	170
Net investment income	947	776	355	(34)	2,044
Income (loss) on operating derivatives	48	58	—	21	127
Other income	30	26	1	7	64
Total Operating Revenues	4,858	1,516	356	(6)	6,724

Operating Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	142	857	—	—	999
Interest credited on other contract holder funds, net of deferrals and amortization	469	436	250	—	1,155
Interest expense	28	—	16	—	44
Operating costs and other expenses, net of deferrals	2,172	190	5	36	2,403
Amortization of deferred acquisition costs	55	17	—	20	92
Total Operating Benefits and Expenses	2,866	1,500	271	56	4,693

Pretax Adjusted Operating Earnings	$1,992	$16	$85	$(62)	$2,031
The following table summarizes total assets by segment (in millions):

	December 31,
	2022	2021
Retail Annuities	$265,337	$326,953
Closed Life and Annuity Blocks	29,577	32,583
Institutional Products	10,175	10,713
Corporate and Other	2,000	1,871
Total Assets	$307,089	$372,120

Reconciliation of Segment Operating Revenues to Total Revenues
The following table summarizes the reconciling items from the non-GAAP measure of operating revenues to the GAAP measure of total revenues attributable to the Company (in millions):

	Years Ended December 31,
	2022	2021	2020
Total operating revenues	6,294	7,460	$6,724
Fees attributed to variable annuity benefit reserves	3,077	2,854	2,509
Net gains (losses) on derivatives and investments	3,815	(2,633)	(6,582)
Net investment income on funds withheld assets	1,254	1,188	792
Total revenues (1)	$14,440	$8,869	$3,443
(1) Substantially all the Company's revenues originated in the U.S. There were no individual customers that exceeded 10% of total revenues.

Reconciliation of Segment Operating Benefits and Expenses to Total Benefits and Expenses
The following table summarizes the reconciling items from the non-GAAP measure of operating benefits and expenses to the GAAP measure of total benefits and expenses attributable to the Company (in millions):

	Years Ended December 31,
	2022	2021	2020
Total operating benefits and expenses	4,547	4,634	$4,693
Benefits attributed to variable annuity benefit reserves	238	119	150
Amortization of DAC and DSI related to non-operating revenues and expenses	1,290	275	(1,253)
SOP 03-1 reserve movements	1,156	(22)	164
Athene reinsurance transaction	—	—	2,082
Total benefits and expenses	$7,231	$5,006	$5,836

Reconciliation of Segment Pretax Adjusted Operating Earnings to Net Income
The following table summarizes the reconciling items, net of deferred acquisition costs and deferred sales inducements, from the non-GAAP measure of pretax adjusted operating earnings to the GAAP measure of net income attributable to the Company (in millions):

	Years Ended December 31,
	2022	2021	2020
Pretax adjusted operating earnings	$1,747	$2,826	$2,031
Non-operating adjustments income (loss):
Fees attributable to guarantee benefit reserves	3,077	2,854	2,509
Net movement in freestanding derivatives	(2,743)	(5,675)	(4,661)
Net reserve and embedded derivative movements	2,891	2,753	(3,184)
DAC and DSI impact	(1,214)	(266)	1,261
Assumption changes	367	24	128
Net realized investment gains (losses) including change in fair value of funds withheld embedded derivative	1,830	159	813
Loss on funds withheld reinsurance transaction	—	—	(2,082)
Net investment income on funds withheld assets	1,254	1,188	792
Pretax income (loss)	7,209	3,863	(2,393)
Income tax expense (benefit)	1,396	616	(841)
Net income (loss)	$5,813	$3,247	$(1,552)